COUNTRYWIDE
                               FUND SERVICES, INC.


August 6, 1999

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Williamsburg Investment Trust
     File Nos. 33-25301 and 811-5685

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Williamsburg Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

WILLIAMSBURG INVESTMENT TRUST

/s/ Tina D. Hosking

Tina D. Hosking
Secretary


        312 Walnut Street.Cincinnati,Ohio 45202.513.629.2000.800.543.8721